Portfolio of Investments
Columbia Disciplined Core Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 10.5%
Diversified Telecommunication Services 2.7%
Verizon Communications, Inc.	1,941,500	117,402,505
Interactive Media & Services 7.8%
Alphabet, Inc., Class A(a)	158,000	198,890,400
Facebook, Inc., Class A(a)	750,700	143,871,655
Total		342,762,055
Total Communication Services		460,164,560
Consumer Discretionary 9.7%
Automobiles 0.1%
Harley-Davidson, Inc.	155,300	6,042,723
Hotels, Restaurants & Leisure 2.0%
Starbucks Corp.	1,030,600	87,147,536
Household Durables 0.3%
Garmin Ltd.	86,900	8,146,875
PulteGroup, Inc.	118,000	4,630,320
Total		12,777,195
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.(a)	57,600	102,335,616
eBay, Inc.	1,489,000	52,487,250
Expedia Group, Inc.	411,100	56,180,926
Total		211,003,792
Specialty Retail 1.4%
AutoZone, Inc.(a)	51,900	59,393,322
Textiles, Apparel & Luxury Goods 1.1%
Nike, Inc., Class B	306,000	27,402,300
Under Armour, Inc., Class A(a)	983,700	20,313,405
Total		47,715,705
Total Consumer Discretionary		424,080,273
Consumer Staples 7.6%
Food & Staples Retailing 2.7%
Walgreens Boots Alliance, Inc.	1,046,750	57,340,965
Walmart, Inc.	510,300	59,837,778
Total		117,178,743
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.0%
General Mills, Inc.	420,100	21,366,286
Tyson Foods, Inc., Class A	257,400	21,310,146
Total		42,676,432
Household Products 1.7%
Kimberly-Clark Corp.	535,850	71,203,748
Procter & Gamble Co. (The)	50,300	6,262,853
Total		77,466,601
Tobacco 2.2%
Altria Group, Inc.	1,235,100	55,320,129
Philip Morris International, Inc.	498,800	40,622,272
Total		95,942,401
Total Consumer Staples		333,264,177
Energy 4.1%
Oil, Gas & Consumable Fuels 4.1%
Chevron Corp.	425,900	49,464,026
ConocoPhillips Co.	1,139,360	62,892,672
Devon Energy Corp.	241,300	4,893,564
HollyFrontier Corp.	373,000	20,492,620
Valero Energy Corp.	452,950	43,927,091
Total		181,669,973
Total Energy		181,669,973
Financials 12.5%
Banks 2.8%
Bank of America Corp.	329,300	10,297,211
Citigroup, Inc.	1,495,300	107,452,258
Citizens Financial Group, Inc.	118,200	4,155,912
Total		121,905,381
Capital Markets 3.8%
Bank of New York Mellon Corp. (The)	241,300	11,280,775
Franklin Resources, Inc.	1,388,800	38,261,440
Intercontinental Exchange, Inc.	944,400	89,075,808
S&P Global, Inc.	91,200	23,528,688
T. Rowe Price Group, Inc.	32,400	3,751,920
Total		165,898,631
Columbia Disciplined Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 2.3%
Capital One Financial Corp.	805,500	75,112,875
Synchrony Financial	749,400	26,506,278
Total		101,619,153
Diversified Financial Services 0.8%
Voya Financial, Inc.	667,200	36,002,112
Insurance 2.8%
Allstate Corp. (The)	414,800	44,143,016
Aon PLC	41,300	7,977,508
MetLife, Inc.	521,400	24,396,306
Prudential Financial, Inc.	347,700	31,689,378
Willis Towers Watson PLC	71,500	13,363,350
Total		121,569,558
Total Financials		546,994,835
Health Care 13.8%
Biotechnology 2.2%
AbbVie, Inc.	396,780	31,563,849
Alexion Pharmaceuticals, Inc.(a)	228,480	24,081,792
BioMarin Pharmaceutical, Inc.(a)	194,400	14,232,024
Vertex Pharmaceuticals, Inc.(a)	139,820	27,332,014
Total		97,209,679
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	345,700	28,903,977
Baxter International, Inc.	448,700	34,415,290
Dentsply Sirona, Inc.	160,870	8,812,458
Hologic, Inc.(a)	142,500	6,884,175
Medtronic PLC	428,100	46,620,090
Total		125,635,990
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	995,120	49,208,684
McKesson Corp.	413,020	54,931,660
Total		104,140,344
Pharmaceuticals 6.4%
Allergan PLC	36,000	6,339,960
Bristol-Myers Squibb Co.	1,556,800	89,313,616
Johnson & Johnson	350,900	46,332,836
Merck & Co., Inc.	1,252,900	108,576,314
Common Stocks (continued)
Issuer	Shares	Value ($)
Mylan NV(a)	529,200	10,134,180
Perrigo Co. PLC	348,500	18,477,470
Total		279,174,376
Total Health Care		606,160,389
Industrials 9.4%
Aerospace & Defense 1.1%
L3 Harris Technologies, Inc.	54,500	11,243,895
Lockheed Martin Corp.	95,600	36,010,608
Total		47,254,503
Airlines 1.8%
Southwest Airlines Co.	1,418,700	79,631,631
Electrical Equipment 1.5%
Eaton Corp. PLC	746,600	65,036,326
Industrial Conglomerates 1.1%
Honeywell International, Inc.	284,700	49,176,231
Machinery 3.2%
Cummins, Inc.	490,000	84,515,200
Illinois Tool Works, Inc.	114,700	19,336,126
Snap-On, Inc.	243,700	39,642,679
Total		143,494,005
Professional Services 0.3%
Robert Half International, Inc.	211,400	12,106,878
Road & Rail 0.4%
CSX Corp.	183,700	12,908,599
Union Pacific Corp.	33,500	5,542,910
Total		18,451,509
Total Industrials		415,151,083
Information Technology 22.6%
Communications Equipment 2.6%
Cisco Systems, Inc.	2,219,700	105,457,947
F5 Networks, Inc.(a)	50,800	7,319,264
Total		112,777,211

2	Columbia Disciplined Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.4%
MasterCard, Inc., Class A	439,000	121,519,590
PayPal Holdings, Inc.(a)	882,600	91,878,660
VeriSign, Inc.(a)	402,300	76,445,046
Visa, Inc., Class A	191,400	34,233,804
Total		324,077,100
Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc.	298,500	87,415,725
Lam Research Corp.	310,000	84,022,400
Qorvo, Inc.(a)	63,800	5,158,868
Total		176,596,993
Software 5.2%
Adobe, Inc.(a)	160,100	44,496,593
Fortinet, Inc.(a)	332,200	27,094,232
Microsoft Corp.(b)	831,600	119,226,492
VMware, Inc., Class A	228,800	36,212,176
Total		227,029,493
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	433,080	107,732,981
HP, Inc.	2,470,600	42,914,322
Total		150,647,303
Total Information Technology		991,128,100
Materials 2.4%
Chemicals 1.2%
LyondellBasell Industries NV, Class A	583,300	52,322,010
Metals & Mining 1.2%
Nucor Corp.	961,100	51,755,235
Total Materials		104,077,245
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
American Tower Corp.	364,690	79,531,595
SBA Communications Corp.	63,600	15,305,340
Simon Property Group, Inc.	181,100	27,288,148
Total		122,125,083
Total Real Estate		122,125,083
Utilities 3.7%
Electric Utilities 2.3%
American Electric Power Co., Inc.	302,000	28,505,780
Exelon Corp.	1,607,300	73,116,077
Total		101,621,857
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The)	2,640,700	45,023,935
NRG Energy, Inc.	384,400	15,422,128
Total		60,446,063
Total Utilities		162,067,920
Total Common Stocks (Cost $3,582,871,295)		4,346,883,638

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(c),(d)	38,004,370	38,000,570
Total Money Market Funds (Cost $38,000,570)		38,000,570
Total Investments in Securities (Cost: $3,620,871,865)		4,384,884,208
Other Assets & Liabilities, Net		423,798
Net Assets		4,385,308,006

At October 31, 2019, securities and/or cash totaling $3,885,327 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	352	12/2019	USD	53,430,080	1,495,165	—
Columbia Disciplined Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	49,357,445	91,775,626	(103,128,701)	38,004,370	—	—	208,908	38,000,570
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Core Fund | Quarterly Report 2019